LONG-TERM BORROWINGS DUE TO RELATED PARTY	12 Months Ended
Jun. 30, 2022
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 16. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥7,406,617	¥6,510,606	$972,062
Less: current portion	(920,066)	(999,530)	(149,234)
Total long-term borrowings due to related party	¥6,486,551	¥5,511,076	$822,828

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2021 and 2022.

Interest expense for short-term borrowings due to related parties were ¥ 763,220, ¥693,641 and ¥617,611 ($92,212) for the years ended June 30, 2020, 2021 and 2022, respectively.

The future maturities of long-term borrowings due to related party at June 30, 2022 are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥999,530	$149,234
2024	1,065,921	159,147
2025	1,164,755	173,903
2026	1,272,753	190,028
2027	1,390,765	207,647
Thereafter	616,882	92,103
Total	¥6,510,606	$972,062